Offerings - Offering: 1	Oct. 20, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $2.50 per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	16.99
Maximum Aggregate Offering Price	$ 33,980,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,692.64
Offering Note	Amount Registered - Pursuant to Rule 416 promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall also cover any additional shares of common stock ("Common Stock") of Fulton Financial Corporation (the "Registrant") that become issuable under the Registrant's Fulton Financial Corporation 401(k) Retirement Plan (the "Plan") by reason of any stock dividend, stock split, recapitalization, or any other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of Common Stock. Amount Registered - Represents the number of shares of Common Stock issued pursuant to the Plan. Proposed Maximum Offering Price Per Unit - Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee based on the average of the high and low prices of the Common Stock as reported on NASDAQ on October 17, 2025.